Payable taxes and other accrued expenses (Tables)	12 Months Ended
Dec. 31, 2017
Payable taxes and other accrued expenses
Schedule of tax payable and other accrued expenses

	December 31,
	2017		2016		2015
Accrued expenses	Ps.	145,123	Ps.	183,175	Ps.	171,046
Taxes payable other than income tax		220,524		262,772		158,589
Accrued interest		69,125		43,254		42,425
	Ps.	434,772	Ps.	489,201	Ps.	372,060